Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,879,000
Previously Paid Amount	0.00
Total Fee Amount	746.97
Total Offset Amount	0.00
Net Fee	746.97
Narrative - Max Aggregate Offering Price	$ 4,879,000
Final Prospectus	true